Fair value measurement - Summary of assets and liabilities, measured or disclosed at fair value (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	$ 6,121	$ 8,209	$ 10,304
Total liabilities	16,034	17,614	$ 19,240
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	1,404	1,168
Total liabilities	1,404	1,168
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	1,404	1,168
Total liabilities	$ 1,404	$ 1,168